Right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,134,493	$ 309,566	$ 647,046
Ending Balance	1,058,600	1,134,493	309,566
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,117,295	1,141,822	1,084,864
Acquisitions		954,104
Additions	365,303	0	56,925
Adjustments	(12,255)
Disposals			(44,725)
Foreign exchange	(429,883)	21,369	44,758
Ending Balance	2,040,460	2,117,295	1,141,822
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,042,126	1,105,554	1,048,596
Acquisitions		915,203
Additions	365,303	0	56,925
Disposals			(44,725)
Foreign exchange	(431,355)	21,369	44,758
Ending Balance	1,976,074	2,042,126	1,105,554
Cost | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	75,169	36,268	36,268
Acquisitions		38,901
Additions		0
Adjustments	(12,255)
Foreign exchange	1,472	0
Ending Balance	64,386	75,169	36,268
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(982,802)	(832,256)	(437,818)
Acquisitions		0
Additions	366,786	130,433	344,384
Disposals			(22,363)
Foreign exchange	(367,728)	20,113	72,417
Ending Balance	(981,860)	(982,802)	(832,256)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(952,901)	(810,295)	(426,516)
Acquisitions		0
Additions	351,702	122,600	333,725
Disposals			(22,363)
Foreign exchange	(368,197)	20,006	72,417
Ending Balance	(936,406)	(952,901)	(810,295)
Accumulated depreciation | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(29,901)	(21,961)	(11,302)
Acquisitions		0
Additions	15,084	7,833	(10,659)
Foreign exchange	469	107
Ending Balance	$ (45,454)	$ (29,901)	$ (21,961)